Post Employment Benefits - Summary of Re-measurements Included in Other Comprehensive Loss (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [abstract]
Effect of changes in actuarial assumptions	€ (13)	€ (17)	€ 187
Effect of experience adjustments	26	(537)	24
Effect of changes in demographic assumptions	0	36	0
(Gain)/Loss on assets for the year	2	(36)	(14)
Remeasurement of post-employment benefit obligations	€ 15	€ (554)	€ 197